Hedging Instruments	3 Months Ended
Mar. 31, 2026
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [abstract]
Hedging Instruments
15.
HEDGING INSTRUMENTS

The Group is exposed to foreign currency fluctuations, primarily related to changes in the EUR to USD exchange rates.

In 2024, the Group entered into forward foreign currency contracts to purchase €970.0 million at an average EUR to USD exchange rate of 1.10. The forward foreign currency contracts mature at various dates in 2025 and 2026, and were designated as cash flow hedges for the majority of the Group’s highly probable forecasted expenditures denominated in EUR for direct costs of cruise, land and onboard and vessel operating expenses in 2025 and 2026.

In the first quarter of 2026, the Group entered into forward foreign currency contracts to purchase €925.0 million at an average EUR to USD exchange rate of 1.18. The forward foreign currency contracts mature at various dates in 2026 and 2027, and were designated as cash flow hedges for the majority of the Group’s highly probable forecasted expenditures denominated in EUR for direct costs of cruise, land and onboard and vessel operating expenses in 2026 and 2027.

An economic relationship exists between the hedged items and the hedging instruments as the terms of the forward foreign currency contracts match the terms of the highly probable forecast transactions.

As of March 31, 2026 and December 31, 2025, the Group held the following forward foreign currency contracts:

	Maturity
	Less than 12 months	Greater than 12 months	Total
(in EUR and thousands)
Forward foreign currency contracts
As of March 31, 2026
Notional amount	€696,400	€686,250	€1,382,650
Weighted-average forward price (EUR/USD)	1.12	1.18	1.15
As of December 31, 2025
Notional amount	€500,000	€—	€500,000
Weighted-average forward price (EUR/USD)	1.10	—	1.10

The impact of the hedging instruments on the interim condensed consolidated statements of financial position as of March 31, 2026 and December 31, 2025 was as follows:

	Notional amount	Carrying amount	Financial statement line item	Changes in fair value (gain/(loss)) used for calculating hedge ineffectiveness
(in USD and thousands except notional amount in EUR and thousands)
Forward foreign currency contracts
As of March 31, 2026	€1,382,650	$26,484	Prepaid expenses and other current assets	$(16,447)
		$926	Accrued expenses and other current liabilities
		$3,897	Other non-current liabilities
As of December 31, 2025	€500,000	$40,615	Prepaid expenses and other current assets	$103,553

For the three months ended March 31, 2026 and 2025, the effect of the cash flow hedges in the interim condensed consolidated statements of operations and the interim condensed consolidated statements of other comprehensive income (loss) was as follows:

	Amount of total hedging (loss)/gain recognized in the interim condensed consolidated statement of other comprehensive income (loss)	Amount of gain/(loss) reclassified from the interim condensed consolidated statement of other comprehensive income (loss) to the interim condensed consolidated statement of operations	Interim condensed consolidated statement of operations line item
(in USD and thousands)
Highly probable forecasted expenditures
Three months ended March 31, 2026	$(16,447)	$2,507	$270 Direct costs of cruise, land and onboard $2,237 Vessel operating
Three months ended March 31, 2025	$37,694	$(734)	$(52) Direct costs of cruise, land and onboard $(682) Vessel operating

No hedge ineffectiveness was recognized in the interim condensed consolidated statements of operations for the three months ended March 31, 2026 and 2025.

Set out below is a reconciliation of the cash flow hedge component of equity for the three months ended March 31, 2026 and 2025:

	Cash flow hedge
	2026	2025
(in USD and thousands)
As of January 1	$40,615	$(39,797)
Effective portion of changes in fair value arising from:
Forward foreign currency contracts - forecasted expenditures	(16,447)	37,694
Amount reclassified to the interim condensed consolidated statements of operations
Maturity of effective hedges	(2,507)	734
As of March 31	$21,661	$(1,369)

The same reconciliation items presented above for components of equity apply to the components of other comprehensive income (loss) for the three months ended March 31, 2026 and 2025.